Fair value of Financial Instruments - Schedule (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Cash and cash equivalents - Book Value	$ 67,718	$ 43,561
Cash and cash equivalents - Fair Value	67,718	43,561
Restricted cash - Book Value	764	490
Restricted cash - Fair Value	764	490
Accounts receivable - Book Value	29,563	34,235
Accounts receivable - Fair Value	29,563	34,235
Accounts payable - Book Value	9,776	15,355
Accounts payable - Fair Value	9,776	15,355
Ship mortgage notes and premium - Book Value	654,694	653,614
Ship mortgage notes and premium - Fair Value	382,186	527,005
Other long-term debt, net of deferred finance costs - Book Value	506,340	519,503
Other long-term debt, net of deferred finance costs - Fair Value	515,907	529,138
Due from related parties, long-term - Book Value	14,658	42,878
Due from related parties, long-term - Fair Value	$ 14,658	$ 42,878